Revenues - Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Other income	$ 823,927	$ 152,150	$ 37,971
Revenues	97,019,878	17,362,669	20,302,052
Time Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	26,331,752	10,813,545	9,669,520
Bareboat Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,906,328	2,717,105	2,967,678
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 67,957,871	$ 3,679,869	$ 7,626,883